Condensed Consolidated Statements of Changes in Equity shares in Millions, $ in Millions, $ in Millions	TWD ($)	USD ($)	Capital Stock - Common Stock [member] TWD ($) shares	Capital Stock - Common Stock [member] USD ($) shares	Capital Surplus [member] TWD ($)	Capital Surplus [member] USD ($)	Retained Earnings - Legal Capital Reserve [member] TWD ($)	Retained Earnings - Legal Capital Reserve [member] USD ($)	Retained Earnings - Special Capital Reserve [member] TWD ($)	Retained Earnings - Special Capital Reserve [member] USD ($)	Retained Earnings - Unappropriated Earnings [member] TWD ($)	Retained Earnings - Unappropriated Earnings [member] USD ($)	Retained Earnings [member] TWD ($)	Retained Earnings [member] USD ($)	Others - Foreign Currency Translation Reserve [member] TWD ($)	Others - Foreign Currency Translation Reserve [member] USD ($)	Other - Unrealized Gain (Loss) on Financial Assets at Fair Value Through Other Comprehensive Income [member] TWD ($)	Other - Unrealized Gain (Loss) on Financial Assets at Fair Value Through Other Comprehensive Income [member] USD ($)	Other - Gain (Loss) on Hedging Instruments [member] TWD ($)	Others - Unearned Stock-Based Employee Compensation [member] TWD ($)	Others - Total [member] TWD ($)	Others - Total [member] USD ($)	Total Equity Attributable to Shareholders of the Parent [member] TWD ($)	Total Equity Attributable to Shareholders of the Parent [member] USD ($)	Non-controlling Interests [member] TWD ($)	Non-controlling Interests [member] USD ($)
Beginning balance at Dec. 31, 2019	$ 1,614,387.3		$ 259,303.8		$ 56,339.7		$ 311,147.0		$ 10,675.1		$ 1,003,808.3		$ 1,325,630.4		$ (26,871.4)		$ (692.9)		$ (3.8)	$ (0.2)	$ (27,568.3)		$ 1,613,705.6		$ 681.7
Beginning balance, shares at Dec. 31, 2019 | shares			25,930.3	25,930.3
Special capital reserve									14,198.2		(14,198.2)
Cash dividends to shareholders	(129,651.9)										(129,651.9)		(129,651.9)										(129,651.9)
Total	(129,651.9)								14,198.2		(143,850.1)		(129,651.9)										(129,651.9)
Net income	237,367.4										237,224.6		237,224.6										237,224.6		142.8
Other comprehensive income (loss), net of income tax	(9,235.7)														(11,866.4)		2,672.9		(42.8)		(9,236.3)		(9,236.3)		0.6
Total comprehensive income (loss)	228,131.7										237,224.6		237,224.6		(11,866.4)		2,672.9		(42.8)		(9,236.3)		227,988.3		143.4
Basis adjustment for gain on hedging instruments	46.6																		46.6		46.6		46.6
Adjustments to share of changes in equities of associates	0.5				0.3															$ 0.2	0.2		0.5
Increase in non-controlling interests	3.0																								3.0
Ending balance at Jun. 30, 2020	1,712,917.2		$ 259,303.8		56,340.0		311,147.0		24,873.3		1,097,182.8		1,433,203.1		(38,737.8)		1,980.0				(36,757.8)		1,712,089.1		828.1
Ending balance, shares at Jun. 30, 2020 | shares			25,930.3	25,930.3
Beginning balance at Dec. 31, 2020	1,835,763.8		$ 259,303.8		56,347.2		311,147.0		42,259.1		1,220,434.0		1,573,840.1		(57,001.6)		2,321.8				(54,679.8)		1,834,811.3		952.5
Beginning balance, shares at Dec. 31, 2020 | shares			25,930.3	25,930.3
Special capital reserve									6,133.7		(6,133.7)
Cash dividends to shareholders	(136,134.5)										(136,134.5)		(136,134.5)										(136,134.5)
Total	(136,134.5)								6,133.7		(142,268.2)		(136,134.5)										(136,134.5)
Net income	277,142.9	$ 9,929.9									276,980.5		276,980.5										276,980.5		162.4
Other comprehensive income (loss), net of income tax	(4,234.5)	(151.7)													(3,168.9)		(1,024.1)		(41.4)		(4,234.4)		(4,234.4)		(0.1)
Total comprehensive income (loss)	272,908.4	9,778.2									276,980.5		276,980.5		(3,168.9)		(1,024.1)		(41.4)		(4,234.4)		272,746.1		162.3
Disposal of investments in equity instruments at fair value through other comprehensive income											(278.8)		(278.8)				278.8				278.8
Basis adjustment for gain on hedging instruments	41.4																		$ 41.4		41.4		41.4
Adjustments to share of changes in equities of associates	0.3				0.3																		0.3
From difference between the consideration received and the carrying amount of the subsidiaries' net assets during actual disposal	9,451.8				8,406.3																		8,406.3		1,045.5
Increase in non-controlling interests	3.5																								3.5
Effect of acquisition of subsidiary	0.2																								0.2
Ending balance at Jun. 30, 2021	$ 1,982,034.9	$ 71,015.2	$ 259,303.8	$ 9,290.7	$ 64,753.8	$ 2,320.1	$ 311,147.0	$ 11,148.2	$ 48,392.8	$ 1,733.9	$ 1,354,867.5	$ 48,544.2	$ 1,714,407.3	$ 61,426.3	$ (60,170.5)	$ (2,155.9)	$ 1,576.5	$ 56.5			$ (58,594.0)	$ (2,099.4)	$ 1,979,870.9	$ 70,937.7	$ 2,164.0	$ 77.5
Ending balance, shares at Jun. 30, 2021 | shares			25,930.3	25,930.3